UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     May 15, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $2,758,755

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY, INC.          COM              05367P100    32549   748952 SH       SOLE                   748952
BANK OF AMERICA CORPORATION    COM              060505904     7514   165000 SH CALL  SOLE                   165000
BOSTON SCIENTIFIC CORP.        COM              101137107     7145   310000 SH       SOLE                   310000
CAREER EDUCATION CORP.         COM              141665109    37730  1000000 SH       SOLE                  1000000
CB RICHARD ELLIS GROUP INC.    COM              12497T101   847960 10507565 SH       SOLE                 10507565
ELECTRONICS FOR IMAGING, INC.  COM              286082102    59184  2115965 SH       SOLE                  2115965
ERESEARCH TECHNOLOGY, INC.     COM              29481V108   130130  9043090 SH       SOLE                  9043090
HARLEY DAVIDSON INC.           COM              412822108     6485   125000 SH       SOLE                   125000
HARRIS INTERACTIVE INC.        COM              414549105     2684   477500 SH       SOLE                   477500
ITT EDUCATIONAL SERVICES, INC. COM              45068B109   437467  6830085 SH       SOLE                  6830085
JANUS CAPITAL GROUP, INC.      COM              47102X105   340133 14679900 SH       SOLE                 14679900
JOHNSON & JOHNSON              COM              478160904     6212   104900 SH CALL  SOLE                   104900
KINETIC CONCEPTS, INC.         COM              49460W208   173640  4217653 SH       SOLE                  4217653
LINCARE HOLDINGS, INC.         COM              532791100    38200   980500 SH       SOLE                   980500
LINCOLN EDUCATIONAL SERVICES   COM	        533535100    23843  1406678 SH       SOLE                  1406678
MACROVISION CORPORATION        COM              555904101    55013  2483675 SH       SOLE                  2483675
MARSH & MCLENNAN COMPANIES     COM              571748102     2936   100000 SH       SOLE                   100000
MICHAELS STORES INC.           COM              594087108    46975  1250000 SH       SOLE                  1250000
MONTPELIER RE HOLDINGS LTD.    COM              G62185106    70198  4306640 SH       SOLE                  4306640
NU SKIN ENTERPRISES, INC.      CL A COM         67018T105    93608  5339900 SH       SOLE                  5339900
PAXAR CORP.                    COM              704227107    57876  2957400 SH       SOLE                  2957400
PEDIATRIX MEDICAL GROUP, INC.  COM              705324101    53116   517500 SH       SOLE                   517500
PEGASUS SOLUTIONS INC          COM              705906105    22885  2432003 SH       SOLE                  2432003
PRG-SCHULTZ INTERNATIONAL      COM              69357C107     5663  9287073 SH       SOLE                  9287073
ROSS STORES, INC.              COM              778296103    29637  1015329 SH       SOLE                  1015329
SKILLSOFT PLC                  COM              830928107    16319  3114326 SH       SOLE                  3114326
SYMANTEC CORP.                 COM              871503108     5049   300000 SH       SOLE                   300000
TCF FINANCIAL CORPORATION      COM              872275102    61844  2401720 SH       SOLE                  2401720
UAP HOLDINGS CORP.             COM              903441103    76977  3580342 SH       SOLE                  3580342
UCBH HOLDINGS INC.             COM              90262T308     3642   192500 SH       SOLE                   192500
WAL-MART STORES, INC.          COM              931142103     6141   130000 SH CALL  SOLE                   130000